Revenue Analysis and Segment Information	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
REVENUE ANALYSIS AND SEGMENT INFORMATION
15.	REVENUE ANALYSIS AND SEGMENT INFORMATION

The Company follows ASC 280, Segment Reporting, which requires companies to disclose segment data based on how management makes decision about allocating resources to each segment and evaluating their performances. The Company has three reporting segments. The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. The Company considers itself to be operating within one reportable segment. The Company’s revenue and net income are substantially derived from Commodity trading.

Disaggregated information of revenues by business lines are as follows:

	FY 2022		FY 2021		FY 2020
	Amount	Percentage	Amount	Percentage	Amount	Percentage
Commodity trading	255,668	98.4%	275,363	94.6%	-	-%
Cryptocurrency mining	329	0.1%	15,427	5.3%	-	-%
Other	4,113	1.5%	159	0.1%	-	-%
Total	260,110	100.0%	290,949	100.0%	-	-%

The Company’s operations are all based in the PRC, hence, management do not prepare disaggregated information of revenues by geographic locations.

Segment Reporting

SOS Ltd. (“SOS”) refers to the ultimate parent or the registrant, a Cayman Islands exempt company.

China SOS Ltd (“China SOS”) is a Hong Kong corporation.

WFOE refers to Qingdao SOS Investment Management Co., Ltd. (“WFOE”), a PRC corporation.

VIE refers to Qingdao SOS Industrial Holding Co., Ltd. (“VIE”), a PRC corporation.

Subsidiaries outside China include Yong Bao Two Ltd. (“YBT,” a British Virgin Islands company), FWD Ltd. (“FWD,” British Virgin Islands company), SOS Information Technology New York Inc.(“SOSNY,” a New York corporation), FD LLC (“FD,” a Nevada corporation), Future Technology Global Ltd. (“FTHK,” a Hong Kong corporation), Canada XX Exchange Ltd.(“CXXE,” a Canada corporation) and US XX Exchange Ltd. (“USXXE,” a Colorado corporation).

Subsidiaries inside China refers to the VIE’s subsidiaries, including SOS Information Technology Co.,Ltd (“SOSIT”), Inner Mongolia SOS Insurance Agency Co., Ltd (“IMSOS”); and directly owned subsidiaries including SOS International Trading Co., Ltd (“SOSINT”), Qingdao SOS Investment LLP (“SOSIL”), Qingdao SOS Digital Technologies Ltd. (“SOSDT”), Common Prosperity Technology Co., Ltd. (“SOSCP”), SOS Ronghe Digital Technology Co., Ltd. (“SOSRD”), Weigou International Trading Co., Ltd (“SOSWI”), Shuyun International Trading Co., Ltd (“SOSSI”), SOS Auto Service Co., Ltd. (“SOSAS”), and Chexiaoer Technology Co., Ltd (“SOSCX”).

	For the Years Ended December 31,
	2022	2021	2020
Reportable segment revenues	$260,026	$290,790	$-
Revenue, net – Commodity trading	255,575	268,489	-
Revenue, net – Others	5,971	23,018	-
Eliminations	(1,520)	(717)
Cost of revenues	(270,597)	(277,879)	-
Cost of revenues-Commodity trading	(250,301)	(264,764)	-
Cost of revenues-Others	(20,296)	(13,114)	-
Eliminations	-	(1)	-

Reconciling Items
Selling, general and administrative	(189,521)	(19,064)	(1,893)
Depreciation and amortization	(7,960)	(4,007)	-
Impairment of intangible assets	(8,425)	(925)	-
Interest income	424	-	-
Other (expense)/income	(15,131)	(9,358)	(5,616)
Current income tax expense	(536)	(3)	-
Net (loss)/income	(230,212)	(52,425)	(7,509)

Note Revenue - net, others refers to revenue generated from cryptocurrency mining and other revenue

The following financial information has been prepared to illustrate the consolidated financial position as at December 31, 2021 and 2022 and cash flows and profit or loss and other comprehensive income for the years ended December 31, 2021 and 2022 for (i) SOS Ltd; (ii) China SOS Ltd.; (iii)WFOE; (iv) VIE; (v) Subsidiaries outside China (vi)Subsidiaries inside China. The financial information of SOS Ltd. has been extracted from: SOS Ltd’s audited consolidated statements of financial position as of December 31, 2021 and 2022, and the related consolidated statements of profit or loss and other comprehensive income and cash flows for the years ended December 31, 2020, 2021 and 2022 and the related notes, included elsewhere in this annual report.

	31-Dec-22
												Subsidiaries	Subsidiaries
		China			Subsidiaries Outside	Subsidiaries Inside	SOS Ltd.	China SOS Ltd	WFOE	VIE	Inter-company	Outside China	Inside China	Conso	SOS Ltd.
	SOS Ltd	SOS Ltd	WFOE	VIE	China	China	Adjustment(a)	Adjustment(a)	Adjustment	Adjustment	Elimination	Adjustment(b)	Adjustment	Working	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
REVENUES -net	-	212	-	-	424	260,911	-	-	-	-	(1,521)	-	-	260,026	260,026
COST OF REVENUES	-	3,273	-	-	14,311	253,013	-	-	-	-	-	-	-	270,597	270,597
GROSS PROFIT	-	(3,061)	-	-	(13,887)	7,898	-	-	-	-	(1,521)	-	-	(10,571)	(10,571)
OPERATING EXPENSES:
General and administrative	12,623	95,343	(59)		64,190	10,128	-	-	-	-	(1,521)	-	-	180,704	180,704
Share-based compensation	14,714	-	-	-	-	-	-	-	-	-	-	-	-	14,714	14,714
Selling expense	-	-	-	-	-	8,556	-	-	-	-	-	-	-	8,556	8,556
Profit ( Loss)on evaluation
Total operating expenses	27,337	95,343	(59)	-	64,190	18,684	-	-	-	-	(1,521)	-	-	203,974	203,974
INCOME FROM OPERATIONS
OTHER INCOME(EXPENSE):	53	(16,111)	(59)		(1,630)	2,192	-	-	-	-	-	-	-	(15,555)	(15,555)
Loss on acquisition
Other income(expense),net	53	(16,111)	(59)	-	(1,630)	2,192	-	-	-	-	-	-	-	(15,555)	(15,555)
Interest expense	-	-	-	-	424	-	-	-	-	-	-	-	-	424	(424)
Total other (expenses)income, net	-	-	-	-	-	-	-	-	-	-	-	-	-	(15,131)	(15,131)
Income from investments
INCOME(LOSS)BEFORE INCOME TAXES	(27,284)	(114,515)	-	-	(79,283)	(8,594)	-	-	-	-	-	-	-	(229,676)	(229,676)
INCOME TAXES	-	-	-	-	-	536	-	-	-	-	-	-	-	536	536
NET INCOME(LOSS) - CONTINUING OPERATION	(27,284)	(114,515)	-	-	(79,283)	(9,130)	-	-	-	-	-	-	-	(230,212)	(230,212)
Non-controlling interest	-	-	-	-	1,039	(13)	-	-	-	-	-	-	-	1,026	1,026
DISCONTINUED OPERATIONS:
Gain from discontinued operations	17,000	-	-	-	-	(16,189)	-	-	-	-	-	-	-	811	(261)
Income from disposal of discontinued operations	-	-	-	-	-	(1,072)	-	-	-	-	-	-	-	(1,072)	-
GAIN FROM DISCONTINUED OPERATIONS	-	-	-	-	-	-	-	-	-	-	-	-	-	(261)	(261)

Equity earnings in subs outside China	(10,284)	(114,515)	-	-	(78,243)	-	-	-	-	-	-	-	-	-	-
Equity earnings in subs and VIES inside China	-	-	-	-	-	(26,405)	-	-	-	-	-	-	-	-	-
NET PROFIT(LOSS)	(10,284)	(114,515)	-	-	(78,243)	(26,405)	-	-	-	-	-	-	-	(229,447)	(229,447)

OTHER COMPREHENSIVE INCOME(LOSS)	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Foreign currency translation adjustment - net of tax	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
COMPREHENSIVE INCOME(LOSS)	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-

	31-Dec-21
	SOS Ltd	China SOS Ltd	WFOE	VIE	Subsidiaries Outside China	Subsidiaries Inside China	SOS Ltd. Adjustment(a)	China SOS Ltd Adjustment(a)	WFOE Adjustment	VIE Adjustment	Inter- company Elimination	Subsidiaries Outside China Adjustment(b)	Subsidiaries Inside China Adjustment	SOS Ltd Consolidated total
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
REVENUES -net	-	15,315	-	-	718	275,475	-	-	-	-	-	(718)	-	290,790

COST OF REVENUES	-	2,327	-	-	3,728	271,824	-	-	-	-	-		-	277,879
GROSS PROFIT	-	12,988	-	-	(3,010)	3,651	-	-	-	-	-	(718)	-	12,911
OPERATING EXPENSES:
General and administrative	15,713	10,340	12	-	7,574	877	(12,033)	-	-	-	-	(718)	-	21,765
Share-based compensation	33,537	-	-	-	-	-	-	-	-	-	-	-	-	33,537
Selling expense	-	-	-	(3)	-	676	-	-	-	-	-	-	-	673
Total operating expenses	49,250	10,340	12	(3)	7,574	1,553	(12,033)	-	-	-	-	(718)	-	55,975
INCOME FROM OPERATIONS	(49,250)	2,648	(12)	3	(10,584)	2,098	12,033	-	-	-	-	-	-	(43,064)
OTHER INCOME(EXPENSE):
Other income (expense),net	(5,000)	-	-	-	-	(4,358)	-	-	-	-	-	-	-	(9,358)
Total other (expenses) income, net	(5,000)	-	-	-	-	(4,358)	-	-	-	-	-	-	-	(9,358)
INCOME (LOSS) BEFORE INCOME TAXES	(54,250)	2,648	(12)	3	(10,584)	(2,260)	12,033	-	-	-	-	-	-	(52,422)
INCOME TAXES	-	-	-	-	(3)	-)	-	-	-	-	-	-	-	(3)
GAIN/(LOSS) FROM DISCONTINUED OPERATIONS	-	-	-	-	-	3,374	-	-	-	-	-	-	-	3,374
Non-controlling interest	-	-	-	-	-	(200)	-	-	-	-	-	-	-	(200)

NET PROFIT(LOSS)	(54,250)	2,648	(12)	3	(10,587)	914	12,033	-	-	-	-	-	-	(49,251)

Notes

(a)	SOS Ltd. Completed a couple rounds of F3 financing. This entry is to offset legal fee against gross proceeds from registered direct offering.

(b)	This represents an elimination entry to set off inter-company sales from China SOS to FD LLC, which is a service cost to FD LLC.

	31-Dec-22
												Subsidiaries	Subsidiaries
					Subsidiaries	Subsidiaries		China			Inter-company	Outside	Inside	SOS Ltd.
	SOS Ltd.	China SOS Ltd.	WOFE	VIE	Outside China	Inside China	SOS Ltd. Adjustement(a)	SOS Ltd. Adjustment	WOFE Adjustment	VIE Adjustment	elimination (g)	China Adjustment	China Adjustment	Consolidated total
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$		US$	US$
ASSETS
Current assets:
Cash and cash equivlaents	7,193	154,568	883	-	41,049	55,799	-	-	-	-	-	-	-	259,492
Accounts receivable,net	-	-	-	-	16	2,416	-	-	-	-	-	-	-	2,432
Other receivables - net	(1,659)	(90,417)	-	-	(39,345)	10,819	-	-	-	-	(902)	-	-	(121,504)
Amount due from related parties	17,000	900	-	-	8,100	43,038	-	-	-	-	-	-	-	69,038
Inter-company receivable	151,010	24,989	294,670	-	(135,864)	(334,805)	-	-	-	-	-	-	-	-
Inventory	-	-	-	-	-	46,273	-	-	-	-	-	-	-	46,273
Tax recoverable	16	-	-		(7)	2,534	-	-	-	-	-	-	-	2,543
Total current assetes	173,560	90,040	295,553	-	(126,051)	(173,926)	-	-	-	-	(902)	-	-	258,274
Non-current assets:
Operating lease, right-of-use assets	-	-	-	-	921	-	-	-	-	-	-	-	-	921
Property equipment and software,net	-	4,462	-	-	7,999	92	-	-	-	-	-	-	-	12,553
Goodwill	72													72
Intangible assets	-	6,289	-	-	117	-	-	-	-	-	-	-	-	6,406
Long-term investments	(19)	-	-	-	-	19	-	-	-	-	-	-	-	-
Investment in subsidiaries outside China	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Investment in WFOE	(314,335)	314,335	-	-	-	-	-	-	-	-	-	-	-	-
Investment in China SOS	(64,794)	-	-	-	64,794	-	-	-	-	-	-	-	-	-
Prepaid expense														-
Advance payments	6,400	90,417	11		41,445	38,235	-	-	-	-	-	-	-	176,508
Total non-current assets	(372,676)	415,503	11	-	115,276	38,346	-	-	-	-	-	-	-	196,460
Total assets	(199,116)	505,543	295,564	-	(10,775)	(135,580)	-	-	-	-	(902)	-	-	454,734

	31-Dec-22
												Subsidiaries	Subsidiaries
					Subsidiaries	Subsidiaries		China			Inter-company	Outside	Inside	SOS Ltd.
	SOS Ltd.	China SOS Ltd.	WOFE	VIE	Outside China	Inside China	SOS Ltd. Adjustement(a)	SOS Ltd. Adjustment	WOFE Adjustment	VIE Adjustment	elimination (g)	China Adjustment	China Adjustment	Consolidated total
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$		US$	US$
LIABILITIES AND EQUITY
Current liabilities:
Liabilities:
Accounts payble	-	11,359	-	-	406	1,069	-	-	-	-	-	-	-	12,834

Amount due to related parties	622	--	1	-	19	1	-	-	-	-	-	-	-	643
Operating lease liability-current	-	-	-	-	544	-	-	-	-	-	-	-	-	544
Advance from customers	-	-	-	-	-	20,385	-	-	-	-	-	-	-	20,385
Payroll payable	-	-	-	-	-	2	-	-	-	-	-	-	-	2
Tax payable	-	-	-	-	2	92	-	-	-	-	-	-	-	94
Other payables	241	153,976	-	-	6,693	(148,929)	-	-	-	-	(902)	-	-	11,079
Total current liabilities	863	165,335	1	-	7,664	(127,380)	-	-	-	-	(902)	-	-	45,581
Operating lease liabilty-noncurrent	-	-	-	-	377	-	-	-	-	-	-	-	-	377
Total non-current liability	-	-	-	-	377	-	-	-	-	-	-	-	-	377
Total liabilities	863	165,335	1	-	8,041	(127,380)	-	-	-	-	(902)	-	-	45,958
Non-controlling interest	-	-	-	-	(841)	15	-	-	-	-	-	--		(826)
Shareholder’s equity
Paid up capital	(818,741)	452,078	295,491		70,950	596	-	-	-	-	-	-	-	374
Additional paid-in capital	191,536	-	-	-	-	7	-	-	-	-	513,945		-	705,488
Statutory Reserve	513,945	-	-	-	-	59	-	-	-	-	(513,945)			59
Retained earnings	(60,680)	(111,870)	73	-	(88,925)	(11,518)	-	-	-	-	-	-	-	(272,920)
Accumulated other comprehensive income (loss)	(26,039)	-	(1)	-	-	2,641	-	-	-	-	-	-	-	(23,399)
Total Shareholders’ equity	(199,979)	340,208	295,563	-	(17,975)	(8,215)	-	-	-	-	-	-	-	409,602
Total Liabilities and shareholders’ equity	(199,116)	505,543	295,564	-	(10,775)	(135,580)	-	-	-	-	(902)	-	-	454,734

	31-Dec-21
														Subsidiaries
		China			Subsidiaries	Subsidiaries	SOS Ltd.						Inter-company	Inside China	SOS Ltd.
	SOS Ltd.	SOS Ltd.	WOFE	VIE	Outside China	Inside China	Adjustement(a)	Adjustement(b)	Adjustement(c)	Adjustement(d)	Adjustement(e)	Adjustement(f)	elimination(g)	Adjustment	Consolidated total
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	12,301	160,091	4,164	2	101,210	49,358	-	-	-	-	-	-	-	-	327,126
Accounts receivable, net	-	-	-	-	-	19,843	-	-	-	-	-	-	-	-	19,843
Other receivables - net	67,962	16,902	-	-	345	477	-	-	-	-	-	-	(79,391)	-	6,295
Amount due from related parties	-	900	-	-	1,000	30,406	-	-	-	-	-	-	-	-	32,306
Inter-company receivable	19,791	(153,855)	311,415	(2)	(19,791)	(196,737)	0	39,179	3,578	-	-	-	-	(3,578)	-
Inventory	-	-	-	-	-	60,587	-	-	-	-	-	-	-	-	60,587
Intangible assets	14,502														14,502
Advance payments	6,400	97,115	-	-	300	55,653	-	-	-	-	-	-	-	-	159,468
Tax recoverable	-	-	-	-	-	6,099	-	-	-	-	-	-	-	-	6,099
Assets related to discontinued operation	-	-	-	-	-	37,281	-	-	-	-	-	-	-	-	37,281
Total current assets	120,956	121,153	315,579	-	83,064	62,967	0	39,179	3,578	-	-	-	(79,391)	(3,578)	663,507
Non-current assets:
Operating lease, right-of-use assets	-	-	-	-	-	3,401	-	-	-	-	-	-	-	-	3,401
Property equipment and	-	9,844	-	-	16,373	-	-	-	-	-	-	-	-	-	26,217
Goodwill	-	-	-	-	-	72	-	-	-	-	-	-	-	-	72
Investment in subsidiaries outside	374,463	-	-		-	-	-	(374,463)	-		-	-	-	-	-
Investment in WFOE	-	310,205	-	-	-	-	(310,205)	-	-		-	-	-	-	-
Investment in China SOS	-	-	-	-	64,794	-	-	-	-		-	(64,794)	-	-	-
Assets related to discontinued operation	-	-	-	-	-	5,504	-	-	-		-	-	-	-	5,504
Total non-current assets	374,463	320,049	-	-	81,167	5,576	(310,205)	(374,463)	-		-	(64,794)	-	-	31,793
Total assets	495,419	441,202	315,579	-	164,231	68,543	(310,205)	(335,284)	3,578	0	-	(64,794)	(79,391)	(3,578)	695,300
LIABILITIES AND EQUITY
Current liabilities:
Liabilities:
Accounts payable	-	11,376	-	-	-	-	-	-	-	-	-	-	-	-	11,376
Amount due to related parties	15	-	2	-	18	-	-	-	-	-	-	-	-	-	35
Advance from customers	-	-	-	-	-	19,309	-	-	-	-	-	-	-	-	19,309
Payroll payable	-	-	-	-	1		-	-	-	-	-	-	-	-	1
Other payables	5,141	(24,879)	47	-	5,093	23,447	-	-	(3,528)	-			-79,391	-	5,321
Liabilitiess related to discontinued operation	-	-	-	-	-	23,771	-	-	-	-			-	-	23,771
Total current liabilities	5,156	(13,520)	49	-	5,112	145,935	-	-	(3,528)	-			(79,391)	-	59,813
Liabilitiess related to discontinued operation	-	-	-	-	-	1,918	-	-	-	-	-	-	-	-	1,918
Total non-current liability	-	-	-	-	-	1,918	-	-	-	-	-	-	-	-	1,918
Total liabilities	5,156	(13,520)	49	-	5,112	147,853	-	-	(3,528)	-	-		(79,391)	0	61,731
Shareholder’s equity		-												-
Paid up capital	427,236	452,076	315,546	-	98,760	(94,351)	(310,205)	(374,448)	7,106		(453,082)	(64,794)		(3,578)	266
Additional paid-in capital	119,147	-	-	-	-	10	-	39,164	-	-	514,065	-	-	-	672,386
Retained earnings	(56,120)	2,646	(15)	-	60,359	14,831	-	-	-	-	(65,113)	-	-	-	(43,413)
Accumulated other comprehensive	-	-	-	-	-	-	-	-	-	-	4,130	-	-	-	4,130
Non-controlling interest	-	-	-	-	-	200	-	-	-	-	-	-	-	-	200
Total Shareholders’ equity	490,263	454,722	315,531	-	159,119	(79,310)	(310,205)	(335,284)	7,106	0	-	(64,794)	-	(3,578)	633,569
Total Liabilities and shareholders’	495,419	441,202	315,580	-	164,231	68,543	(310,205)	(335,284)	3,578	0	-	(64,794)	(79,391)	(3,578)	695,300

Notes

(a)	SOS placed private equity from a number of investors, SOSINT received it on behalf of SOS. This entry represents that SOS is to pick it up by increasing paid-up & additional paid-up capital by going through inter-company account;

(b)	This entry is to eliminate China SOS’s investment in WFOE against WFOE’s paid-up capital, additional paid-up capital and retained earning if any;

(c)	This entry is to eliminate SOS’s investment in China SOS against China SOS’s paid-up capital, additional paid-up capital and retained earning if any;

(d)	China SOS received F3 financing net of issuance expenses on behalf of SOS. This entry is to increase SOS’s paid-up capital & additional paid-up capital by going through inter-company account to offset other receivables and other payable;

(e)	This entry is to re-classify paid-up capital to additional capital by Register of members reconciliation table and re-classify between retained earnings and additional paid-up capital;

(f)	This entry is to eliminate SOSNY’s investment in China SOS against China SOS’s paid-up capital, additional paid-up capital and retained earning if any;

(g)	This entry represents an inter-company elimination entry between SOS and SOSNY.

	31-Dec-22
					Subsidiaries	Subsidiaries			SOS Ltd.
	SOS Ltd.	China SOS Ltd.	WFOE	VIE	Outside China	inside China	Consolidation Adjustments(a)	Consolidation Adjustments(b)	Consolidated total
	US$	US$	US$	US$	US$	US$	US$	US$	US$
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	(10,284)	(114,515)	-	-	(78,243)	(26,405)	-	-	(229,447)
Net (loss) from discontinued operation	-	-	-	-	-	(261)	-	-	(261)
Net loss from continuing operation	(10,284)	(114,515)	-		(78,243)	(26,144)	-	-	(229,186)
Adjustments to reconcile net income net cash used in operating activities:									-
Depreciation of property, plant and equipment	-	3,143	-	-	4,783	34	-	-	7,960
Depreciation of ROU	-	-	-	-	693	-	-	-	693
Accretion of finance leases	-	-	-	-	75	-	-	-	75
Share-based compensation	14,714	-	-	-	-	-	-	-	14,714
Allowance for doubtful accounts - accounts receivable	-	-	-	-	-	(500)	-	-	(500)
Allowance for doubtful accounts - other receivable	9,422	92,817	-	-	12,402	56,201	-	-	170,842
Impairment of cryptocurrencies	-	8,425	-	-	-	-	-	-	8,425
Impairment of Mining Equipment	-	7,686	-	-	14,562	2,795	-	-	25,043
Inventory mark down	-	-	-	-	-	16,786	-	-	16,786
Loss on acquisition	-	-	-	-	-	-	-	-	-
Income from disposal of discoutinued opeations	-	-	-	-	-	-	-	-	-
Inventory	-	-	-		(16)	(5,251)	-		(5,267)
Changes in operating assets and liabilities	-	-	-	-	-	-	-	-	-
Accounts receivable	-	-	-	-	-	17,911	-	-	17,911
Other receivables	81,100	(39,738)	-	-	(90,554)	(10,891)	-	-	(60,083)
Inter-company account	(114,794)	(22,758)	(294,670)		132,373	299,849	-	-	-
Amount due from related parties	(20,830)	(113,769)	212,863	(2)	(47,708)	(79,350)	(4,937)	-	(53,732)
Intangible assets	-	(212)	-	-	(117)	-	-	-	(329)
Accrued liabilities	-	-	-	-	-	1,076	-	-	1,076

	31-Dec-22
					Subsidiaries	Subsidiaries			SOS Ltd.
	SOS Ltd.	China SOS Ltd.	WFOE	VIE	Outside China	inside China	Consolidation Adjustments(a)	Consolidation Adjustments(b)	Consolidated total
	US$	US$	US$	US$	US$	US$	US$	US$	US$
Tax payables	-	-	-	-	-	3,650	-	-	3,650
Accounts payable	-	-	-	-	407	1,051	-	-	1,458
Other payables	100	178,855	78,525		1,600	(253,320)	-	-	5,760
Amount due to related parties	-	-	-	-	-	607	-	-	607
Contract liabilities	-	-	-	-	-	-	-	-	-
Lease liability	-	-	-	-	921	-	-	-	921
Net Cash used in Operating Activities - Continuing Operations	(40,572)	(66)	(3,282)	(2)	(48,822)	24,504	(4,936)	-	(73,176)
Net Cash generated from Operating Activities - Discontinued Operations	-	-	-	-	-	261	-	-	261

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, equipment and equipment	-	(5,458)	-	-	(10,572)	-	-	-	(16,030)
Investment in equity									-
Proceed from disposals of discontiuned operations	-	-	-	-	-	-	-	-	-
Net cash (used in) generated from investing activities	-	(5,458)	-	-	(10,572)	-	-	-	(16,030)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from share issuance, net of issuance costs	18,463	-	-	-	-	-	-	-	18,463
Proceed from private equity placement, net of issuance costs	-	-	-	-	-	-	-	-	-
Repayment of principle portion of lease liabilities	-	-	-	-	(768)	-	-	-	(768)
Proceeds from disposal of subsidiaries	17,000	-	-	-	-	-	-	-	17,000
Net cash generated from (used in) financing activities	35,463	-	-	-	(768)	-	-	-	34,695
									-
EFFECT OF EXCHANGE RATES ON CASH	-	-	-	-	-	(24,284)	-	-	(24,284)

Net increase/(decrease), effect of exchange rate changes on cash and cash equivalent	(5,109)	(5,524)	(3,282)	(2)	(60,162)	481	(4,936)	-	(78,534)
CASH AND CASH EQUIVALENTTS, beginning of year	12,301	160,091	4,164	2	101,210	60,259	-	-	338,026
CASH AND CASH EQUIVALENTTS, end of year	7,193	154,568	883	-	41,049	60,741	-	-	264,434

	31-Dec-21
		China			Subsidiaries Outside	Subsidiaries inside	Consolidation	Consolidation	SOS Ltd. Consolidated
	SOS Ltd.	SOS Ltd.	WFOE	VIE	China	China	Adjustments(a)	Adjustments(b)	total
	US$	US$	US$	US$	US$	US$	US$	US$	US$
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	(54,250)	2,648	(12)	3	(10,584)	911	-	12,033	(49,251)
Net income from discontinued operation	-	-	-	-	-	3,374	-	-	3,374
Net (loss)/income from continuing operation	(54,250)	2,648	(12)	3	(10,584)	(2,463)	-	12,033	(52,625)
Adjustments to reconcile net income net cash used in operating activities:									-
Depreciation of property, plant and equipment	-	-	-	-	-	4,007	-	-	4,007
Depreciation of ROU	-	-	-	-	-	843	-	-	843
Share-based compensation	33,537	-	-	-	-	-	-	-	33,537
Accretion of finance leases	-	-	-	-	-	152	-	-	152
Allowance for doubtful accounts - accounts receivable	-	-	-	-	-	963	-	-	963
Allowance for doubtful accounts - other receivable	-	-	-	-	-	269	-	-	269
Impairment of cryptocurrencies	-	-	-	-	925	-	-	-	925
Accounts receivable	-	-	-	-	-	(19,843)	-	-	(19,843)
Other receivables	(9,522)	(99,516)	-	-	(595)	(52,300)	-	-	(161,933)
Inter-company account	(99,132)	128,855	(311,415)	-	84,650	197,042	-	-	-
Amount due from related parties		(900)	(2)		1,000	(32,404)			(32,306)
Intangible assets	-	(14,502)	-	-	-	-	-	-	(14,502)
Accrued liabilities	-	-	-	-	3	19,306	-	-	19,309
Inventory	-	-	-	-	-	(60,587)	-	-	(60,587)
Tax payables	-	-	-	-	-	(6,099)	-	-	(6,099)
Accounts payable	-	11,359	-	-	-	17	-	-	11,376
Other payables	5,141	121	47	-	-	12	-	-	5,321
Amount due to related parties	15	-	-	-	9	2	-	-	26
Net cash (used in) generated from operating activities	(124,211)	28,065	(311,382)	3	75,408	48,917	-	12,033	(271,167)
Net cash （used in）in generating from discountinued operating activities:	-	-	-	-	-	52,604	-	-	52,604

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, equipment and equipment	-	(11,358)	-	-	(16,922)	(4,754)	-	-	(33,034)
Investment in equity	(374,463)	(310,205)	-	-	(64,794)	(657)	750,119	-	-
Net cash (used in) generated from investing activities	(374,463)	(321,563)	-	-	(81,716)	(5,411)	750,119	-	(33,034)

CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of principle portion of lease liabilities	-	-	-	-	-	(1,764)	-	-	(1,764)
Proceed from share issuance, net of issuance costs	510,271	452,076	315,547	-	110,523	(40,426)	(750,119)	(12,033)	585,839
Proceed from private equity placement, net of issuance costs	-	-	-	-	-	-	-	-	-
Net cash generated from (used in) financing activities	510,271	452,076	315,547	-	110,523	(42,190)	(750,119)	(12,033)	584,075
									-
EFFECT OF EXCHANGE RATES ON CASH	-	-	(1)	-	(98)	1,925	-	-	1,826

Net increase/(decrease), effect of exchange rate changes on cash and cash equivalent	11,597	158,578	4,164	3	104,117	55,845	-	-	334,304
CASH AND CASH EQUIVALENTTS, beginning of year	1	-	-	-	-	3,721	-	-	3,722
CASH AND CASH EQUIVALENTTS, end of year	11,598	158,578	4,164	3	104,117	59,566	-	-	338,026

Notes

(a)	This entry is to eliminate investment against equity accounts;

(b)	This entry is to offset legal expenses against gross proceeds from direct public offerings.

	31-Dec-20
													Subsidiaries	DSO-Sub
					Subsidiaries	DSO-Sub	SOS Ltd		China SOS			Inter-	Outside	Inside	SOS Ltd.
	SOS Ltd	China SOS Ltd	WFOE	VIE	Outside China	Inside China	Adjustment (a)	Adjustment (b)	Ltd Adjustment	WFOE Adjustment	VIE Adjustment	company Elimination	China Adjustment	China Adjustment	Consolidated total
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
REVENUES	-	-	-	-	-	50,289			-	-	-	-	-	-	50,289
COST OF REVENUES	-	-	-	-	-	(37,295)			-	-	-	-	-	-	(37,295)
GROSS PROFIT	-	-	-	-	-	12,994	-	-	-	-	-	-	-	-	12,994
OPERATING EXPENSES:															-
General and administrative	(897)	(2)	(3)	-	-	(1,047)	-	(452)	-	-	-	-	-	-	(2,401)
Share-based compensation	(506)	-	-	-	-	-	-	-	-	-	-	-	-	-	(506)
Total operating expenses	(1,403)	(2)	(3)	-	-	(1,047)	-	(452)	-	-	-	-	-	-	(2,907)
INCOME FROM OPERATIONS	(1,403)	(2)	(3)	-	-	11,947	-	(452)	-	-	-	-	-	-	10,087
OTHER INCOME(EXPENSE):															-
Loss on acquisition	-	-	-	-	-	-	(5,679)	-	-	-	-	-	-	-	(5,679)
Other income(expense),net	-	-	-	-	-	625	-	-	-	-	-	-	-	-	625
Total other (expenses) income, net	-	-	-	-	-	625	(5,679)	-	-	-	-	-	-	-	(5,054)
INCOME(LOSS) BEFORE INCOME TAXES	(1,403)	(2)	(3)	-	-	12,572	(5,679)	(452)	-	-	-	-	-	-	5,033
INCOME TAXES	-	-	-	-	-	(147)	-	-	-	-	-	-	-	-	(147)
NET INCOME(LOSS) - CONTINUING OPERATION	(1,403)	(2)	(3)	-	-	12,425	(5,679)	(452)	-	-	-	-	-	-	4,886
															-
DISCONTINUED OPERATIONS:
Loss from discontinued operations	-				-	-	(545)	-	-	-	-	-	-	-	(545)
Income from disposal of discontinued operations	-	-	-		-		63	-	-	-	-	-	-	-	63
LOSS FROM DISCONTINUED OPERATIONS	-	-	-	-	-	-	(482)	-	-	-	-	-	-	-	(482)
					-				-	-	-	-	-	-	-
NET PROFIT(LOSS)	(1,403)	(2)	(3)	-	-	12,425	(6,161)	(452)	-	-	-	-	-	-	4,404
OTHER COMPREHENSIVE INCOME(LOSS)	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Foreign currency translation adjustment - net of tax	-	-	-	-	-	874	-	-	-	-	-	-	-	-	874
COMPREHENSIVE INCOME(LOSS)	(1,403)	(2)	(3)	-	-	13,299	(6,161)	(452)	-	-	-	-	-	-	5,278

Notes

(a)	SOS disposed off the legacy business in August 2020, it incurred a loss from an acquisition of $5.68 million and a loss from discontinued operation of $0.55 million, as well as a gain from the asset sale of 0.63 million, adding up to a total loss of $6.16 million;

(b)	SOS picked up legal expenses paid by China SOS for the amount of $0.45 million.

	31-Dec-20
		China			Subsidiaries	DSO-Sub	SOS Ltd.		China	WFOE		Inter- company	Subsidiaries Outside	DSO-Sub Inside China	SOS Ltd.
	SOS Ltd.	SOS Ltd.	WFOE	VIE	Outside China	Inside China	Adjustment (a)	Adjustment (b)	SOS Ltd. Adjustment	Adjustment (d)	VIE Adjustment	elimination (c)	China Adjustment	Adjustment (e)	Consolidated total
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	1	268	3,304	2	-	147	-	-	-	-	-	-	-	-	3,722
Accounts receivable, net	-	-	-	-	-	10,235	-	-	-	-	-	-	-	-	10,235
Other receivables - net	102	-	100	-	-	43,671	-	3,500	-	-	-	-	-	-	47,373
Amount due from related parties	-	-	-	-	-	3,693	-	-	-	-	-	-	-	-	3,693
Inter-company receivable (c)	-	-	-	-	-		(38,429)	-	-	-	-	38,429	-	-	-
Total current assets	103	268	3,404	2	-	57,746	(38,429)	3,500	-	-	-	38,429	-	-	65,023
Non-current assets:
Operating lease, right-of-use assets	-	-	-	-	-	4,158	-	-	-	-	-	-	-	-	4,158
Property equipment and software, net	--	-	-	-	-	509	-	-	-	-	-	-	-	-	509
Investment in WFOE (d)	-	3,391	-		-	-	-	-	-	(3,391)	-	-	-	-	-
Investment in subsidiaries inside China (e)	-	-	-	-	-	644	-	-	-	-	-	-	-	(644)	-
Goodwill	-	-	-		-	-	-	-	-	-	-	-	-	72	72
Total non-current assets	-	3,391	-	-	-	5,311	-	-	-	(3,391)	-	-	-	(572)	4,739
Total assets	103	3,659	3,404	2	-	63,057	(38,429)	3,500	-	(3,391)	-	38,429	-	(572)	69,762
LIABILITIES AND EQUITY
Current liabilities:
Liabilities:
Accounts payable	-	-	-	-	-	1,078	-	-	-	-	-	-	-	-	1,078
Amount due to related parties	-	-	-	-	-	1,909	-	-	-	-	-	-	-	-	1,909
Inter-company payable		-	-	-	-	-	-	-	-	-	-	-	-	-	-
Operating lease liability-current	-	-	-	-	-	834	-	-	-	-	-	-	-	-	834
Contract liability	-	-	-	-	-	610	-	-	-	-	-	-	-	-	610
Tax payable	-	-	-	-	-	665	-	-	-	-	-	-	-	-	665
Other payables	-	100	2	2	-	40,007	-	-	-	-	-	(38,429)	-	-	1,681
Total current liabilities	-	100	2	2	-	45,103	-	-	-	-	-	(38,429)	-	-	6,777
Operating lease liability-noncurrent	-	-	-	-	-	2,749	-	-	-	-	-	-	-	-	2,749
Total non-current liability	-	-	-	-	-	2,749	-	-	-	-	-	-	-	-	2,749
Total liabilities	-	100	2	2	-	47,852	-	-	-	-	-	(38,429)	-	-	9,526
Shareholder’s equity					-							-	-
Paid up capital	(1)	3	-	-	-	-	46	12	-	-	-	-	-	-	60
Additional paid-in capital	1,960	3,558	3,406	-	-	590	38,383	9,649	-	(3,406)	-	-	-	(540)	53,600
Retained earnings	(1,856)	(2)	(3)	-	-	13,903	-	(6,161)	-	3	-	-	-	(46)	5,838
Accumulated other comprehensive income (loss)	-	-	-	-	-	712	-	-	-	12	-	-	-	14	738
Total Shareholders’ equity	103	3,559	3,402	-	-	15,205	38,429	3,500	-	(3,391)	-	-	-	(570)	60,236
Total Liabilities and shareholders’ equity	103	3,659	3,404	2	-	63,057	38,429	3,500	-	(3,391)	-	(38,429)	-	(570)	69,762

Notes

(a)	SOSIT received fund on behalf of SOS; it was the proceeds net of legal expenses paid by private equity investors, equivalent to $38.42 million. Together with (c) it is proposed to offset account receivable and account payable for the same amount via inter-company account;

(b)	SOS disposed off the legacy business in August 2020, it incurred a loss from an acquisition of $5.68 million and a loss from discontinued operation of $0.55 million, as well as a gain from the asset sale of 0.63 million, adding up to a total loss of $6.16 million; It was acquired previously in June 2020 by issuing class A common share for the amount of $9.66 million;

(c)	Together with (b), another half of the elimination of inter-company receivable from SOS and inter-company payable from SOSIT for the same amount of $38.42 million;

(d)	This entry is to eliminate China SOS’s long-term investment at initial cost in WFOE against WFOE’s paid-up capital, additional paid-up capital and retained earnings etc;

(e)	This entry is also an elimination entry to knock off SOSIT’s long-term investment at cost in IMSOS against IMSOS’s paid-up capital, additional capital and retained earning etc.

(h)	Subsidiaries inside China include WOFE, SOSIT and Inner Monogolia SOS Insurance Co., Ltd., all belongs to disposed group

					Subsidiaries	DSO-Sub	Consolidation	Consolidation	SOS Ltd.
	SOS Ltd.	China SOS Ltd.	WFOE	VIE	Outside China	Inside China	Adjustment (a)	Adjustment (b)	Consolidated total
	US$	US$	US$	US$	US$	US$	US$	US$	US$
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	(1,403)	(2)	(3)	-	-	12,425	(452)	(6,161)	4,404
Adjustments to reconcile net income net cash used in operating activities:
Depreciation of property, plant and equipment	-	-	-	-	-	2	-	-	2
Share-based compensation	506	-	-	-	-	-	-	-	506
Allowance for doubtful accounts - accounts receivable	-	-	-	-	-	1	-	-	1
Allowance for doubtful accounts - other receivable	-	-	-	-	-	158	-	-	158
Loss on acquisition	-	-	-	-	-	-	-	5,679	5,679
Income from disposal of discontinued operations	-	-	-	-	-	-	-	(63)	(63)

Changes in operating assets and liabilities
Accounts receivable	-	-	-	-	-	(2,065)	-	-	(2,065)
Other receivables	-	-	-	-	-	(36,019)	-	-	(36,019)
Amount due from related parties	-	-	-	-	-	(2,871)	-	-	(2,871)
Tax payables	-	-	-	-	-	292	-	-	292
Accounts payable	-	-	-	-	-	(11,940)	-	-	(11,940)
Other payables	-	100	-	-	-	1,384	-	-	1,484
Amount due to related parties	-	-	-	-	-	(3,666)	-	-	(3,666)
Contract liabilities	-					546	-	-	546
Net cash (used in) generated from operating activities	(897)	98	(3)	-	-	(41,753)	(452)	(545)	(43,552)

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, equipment and equipment	-	-	-	-	-	(501)	-	-	(501)
Investment in equity	-	(3,391)	3,391	-	-	0	-	-	-
Proceed from disposals of discontinued operations	-	-	-	-	-	3,500	-	-	3,500
Net cash (used in) generated from investing activities	-	(3,391)	3,391	-	-	2,999	-	-	2,999

CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from share issuance, net of issuance costs	-	3,578	-	-	-	-	-	-	3,578
Proceed from private equity placement, net of issuance costs	1,000	-	-	-	-	38,973	-	-	39,973
Net cash generated from (used in) financing activities	1,000	3,578	-	-	-	38,973	-	-	43,551

EFFECT OF EXCHANGE RATES ON CASH	(1)	(17)	(84)	-	-	785	-	-	683

NET CASH CHANGES IN CASH AND CASH EQUIVALENTS	102	268	3,304	-	-	1,004	(452)	(545)	3,681
CASH AND CASH EQUIVALENTTS, beginning of year	1	-	-	-	-	40	-	-	41
CASH AND CASH EQUIVALENTTS, end of year	103	268	3,304	-	-	1,044	(452)	(545)	3,722

Notes

(a)	SOS picks up the legal expense of $0.45 million paid by China SOS, this increase the net loss of SOS by the same amount;

(b)	To reflect the impact of SOS’s disposition of XRF’s fintech business on cash flow: a loss from an acquisition of $5.68 million and a loss from discontinued operation of $0.55 million, as well as a gain from the asset sale of 0.63 million, adding up to a total loss of $6.16 million.